SIGNIFICANT ACCOUNTING POLICIES - Intangible assets (Details)	12 Months Ended
Mar. 31, 2022
Field Trip Health Website
Intangible assets
Finite life intangible assets	4 years
Finite life intangible assets	4 years
Field Trip Health Portal
Intangible assets
Finite life intangible assets	4 years
Finite life intangible assets	4 years
Trip App
Intangible assets
Finite life intangible assets	4 years
Finite life intangible assets	4 years
Software in progress
Intangible assets
Finite life intangible assets	0 years
Finite life intangible assets	0 years